UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               ------------------

Check here if Amendment [  ]; Amendment Number: ____________
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Anchorage Advisors, LLC
Address:  610 Broadway, 6th Floor
          New York, NY 10012

13F File Number:  028-11711
                  ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Anthony L Davis
Title:     Managing Member of Anchorage Advisors Management, LLC
Phone:     212-432-4600

Signature, Place, and Date of Signing:

  /s/  Anthony L. Davis        New York, New York     November 14, 2007
---------------------------    ------------------     -----------------
       [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                           ----------------------

Form13F Information Table Entry Total:     29
                                           ----------------------

Form13F Information Table Value Total:     $947,784 (thousands)
                                           ----------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

                                                            VALUE   SHARES/  SH/  PUT/  INVSTMT    OTHER         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (x$1000)   PRN AMT  PRN  CALL  DSCRETN   MANAGERS     SOLE   SHARED   NONE
----------------------------  --------------  ---------  --------  --------  ---  ----  -------  ---------  -------   ------   ----
ADVANCED MEDICAL OPTICS INC   COM             00763M108      7008    229100  SH         SOLE                 229100
AMERICAN INTL GROUP INC       COM NEW         026874107     62610    925500  SH   PUT   SOLE                 925500
APRIA HEALTHCARE GROUP INC    COM             037933108      2601    100000  SH   PUT   SOLE                 100000
ARGO GROUP INTL HLDGS LTD     COM             G0464B107      4787    110013  SH         SOLE                 110013
ATLAS AIR WORLDWIDE HLDGS IN  COM NEW         049164205      3720     72060  SH         SOLE                  72060
ATP OIL & GAS CORP            COM             00208J108     28720    610666  SH         SOLE                 610666
BAUER EDDIE HLDGS INC         COM             071625107     11825   1375000  SH         SOLE                1375000
CF INDS HLDGS INC             COM             125269100     74314    978978  SH         SOLE                 978978
COMPANHIA VALE DO RIO DOCE    SPON ADR PFD    204412100      7397    260000  SH         SOLE                 260000
DARLING INTL INC              COM             237266101     14949   1511544  SH         SOLE                1511544
DELTA AIR LINES INC DEL       COM NEW         247361702      4488    250000  SH         SOLE                 250000
DESIGN WITHIN REACH INC       COM             250557105      2475    519935  SH         SOLE                 519935
FRONTEER DEV GROUP INC        COM             35903Q106     69817   6679650  SH         SOLE                6679650
GROUP 1 AUTOMOTIVE INC        COM             398905109     12810    381600  SH         SOLE                 381600
ISHARES TR                    RUSSELL 2000    464287655    140105   1750000  SH   CALL  SOLE                1750000
ISHARES TR                    RUSSELL 2000    464287655    136102   1700000  SH   PUT   SOLE                1700000
KAISER ALUMINUM CORP          COM PAR $0.01   483007704      3853     54600  SH         SOLE                  54600
LINCARE HLDGS INC             COM             532791100      7422    202500  SH   PUT   SOLE                 202500
LIVEPERSON INC                COM             538146101     14351   2329742  SH         SOLE                2329742
LODGENET ENTMT CORP           COM             540211109     45983   1813200  SH         SOLE                1813200
NRG ENERGY INC                COM NEW         629377508     86208   2038500  SH         SOLE                2038500
OMNICARE INC                  COM             681904108     11596    350000  SH         SOLE                 350000
REDENVELOPE INC               COM             75733R601       821    143500  SH         SOLE                 143500
ROTECH HEALTHCARE INC         COM             778669101        92     77801  SH         SOLE                  77801
SOLERA HOLDINGS INC           COM             83421A104     11120    618100  SH         SOLE                 618100
TENET HEALTHCARE CORP         COM             88033G100      5544   1650000  SH         SOLE                1650000
TERRA INDS INC                COM             880915103    124005   3966884  SH         SOLE                3966884
TRANSALTA CORP                COM             89346D107     50879   1613000  SH         SOLE                1613000
WASTE SERVICES INC DEL        COM NEW         941075202      2182    224700  SH         SOLE                 224700